UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York           November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:   $63,189
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number              Name

(1) 028-10548                     SLS Offshore Fund, Ltd.

(2) 028-13248                     SLS Investors, LP


                                                     FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC

COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6        COLUMN 7       COLUMN 8

                               TITLE OF                   VALUE     SHRS OR SH/ PUT/  INVESTMENT       OTHR       VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT PRN CALL  DISCRETION       MGRS      SOLE   SHARED  NONE

AMERICAN AXLE & MFG HLDGS IN   COM             024061103  1,570     221,700 SH        SHARED-DEFINED   (1),(2)  221,700
BANK OF AMERICA CORPORATION    COM             060505104  3,890     229,900 SH        SHARED-DEFINED   (1),(2)  229,900
BARNES & NOBLE INC             COM             067774109  2,544     114,496 SH        SHARED-DEFINED   (1),(2)  114,496
BRISTOL MYERS SQUIBB CO        COM             110122108  1,831      81,300 SH        SHARED-DEFINED   (1),(2)   81,300
BURGER KING HLDGS INC          COM             121208201  4,813     273,600 SH        SHARED-DEFINED   (1),(2)  273,600
CAPITALSOURCE INC              COM             14055X102  1,406     324,000 SH        SHARED-DEFINED   (1),(2)  324,000
DELTA AIR LINES INC DEL        COM NEW         247361702  4,857     542,100 SH        SHARED-DEFINED   (1),(2)  542,100
E M C CORP MASS                COM             268648102  4,455     261,457 SH        SHARED-DEFINED   (1),(2)  261,457
FORD MTR CO DEL                COM PAR $0.01   345370860  2,999     416,000 SH        SHARED-DEFINED   (1),(2)  416,000
GAP INC DEL                    COM             364760108  3,930     183,650 SH        SHARED-DEFINED   (1),(2)  183,650
HERBALIFE LTD                  COM USD SHS     G4412G101  4,904     149,771 SH        SHARED-DEFINED   (1),(2)  149,771
HEWITT ASSOCS INC              COM             42822Q100  4,400     120,785 SH        SHARED-DEFINED   (1),(2)  120,785
HUMANA INC                     COM             444859102  6,401     171,600 SH        SHARED-DEFINED   (1),(2)  171,600
LEAP WIRELESS INTL INC         COM NEW         521863308  3,314     169,500 SH        SHARED-DEFINED   (1),(2)  169,500
LINCOLN NATL CORP IND          COM             534187109  2,824     109,000 SH        SHARED-DEFINED   (1),(2)  109,000
PEPSICO INC                    COM             713448108  2,440      41,600 SH        SHARED-DEFINED   (1),(2)   41,600
TRICO MARINE SERVICES INC      COM NEW         896106200    643      83,300 SH        SHARED-DEFINED   (1),(2)   83,300
VALIDUS HOLDINGS LTD           COM SHS         G9319H102  2,304      89,300 SH        SHARED-DEFINED   (1),(2)   89,300
WENDYS ARBYS GROUP INC         COM             950587105  2,143     453,000 SH        SHARED-DEFINED   (1),(2)  453,000
WEYERHAEUSER CO                COM             962166104  1,521      41,500 SH        SHARED-DEFINED   (1),(2)   41,500



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